Stockholders' Equity and Accumulated Other Comprehensive Loss (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended	3 Months Ended								9 Months Ended	12 Months Ended
	Jan. 01, 2018	Dec. 31, 2012	Dec. 31, 2018	Sep. 29, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jul. 01, 2017	Apr. 01, 2017	Sep. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2012
Components of and changes in accumulated other comprehensive loss, net of tax
Balance at beginning of the period	$ (354.0)					$ (354.0)				$ (304.0)	$ (304.0)	$ (354.0)	$ (304.0)
Other comprehensive income (loss) before reclassifications												(53.0)	(9.0)
Amounts reclassified from accumulated other comprehensive loss to net earnings												4.0	4.0
Other comprehensive income (loss), net of tax												(49.0)	(5.0)
Balance at end of the period			$ (410.0)				$ (354.0)					$ (410.0)	$ (354.0)	$ (304.0)
Common shares repurchased												1,333
Repurchase of common stock												$ 5.0
Remaining authorized repurchase amount			$ 95.0									$ 95.0
Common stock dividend declared and paid (in dollars per share)		$ 12.00										$ 6.00	$ 6.00
Common stock dividend declared (in dollars per share)			$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50		$ 6.00	$ 6.00
Portion of dividend serving as prepayment for next succeeding year (in dollars per share)															$ 3.00
Portion of dividend serving as prepayment for second succeeding year (in dollars per share)															3.00
Portion of dividend serving as prepayment for third succeeding year (in dollars per share)															3.00
Portion of dividend serving as prepayment for fourth succeeding year (in dollars per share)															$ 3.00
Income tax rate for foreign currency translation gains and losses (as a percent)	21.00%											21.00%	35.00%	35.00%
Maximum
Components of and changes in accumulated other comprehensive loss, net of tax
Time lag for reporting financial information												3 months
Income tax rate for foreign currency translation gains and losses (as a percent)													35.00%
Sugar and Alcohol
Components of and changes in accumulated other comprehensive loss, net of tax
Time lag for reporting financial information												1 month
ASU 2016-01
Components of and changes in accumulated other comprehensive loss, net of tax
Balance at end of the period	$ (7.0)
Foreign currency translation adjustment
Components of and changes in accumulated other comprehensive loss, net of tax
Balance at beginning of the period	(297.0)					$ (297.0)				$ (254.0)	$ (254.0)	$ (297.0)	$ (254.0)
Other comprehensive income (loss) before reclassifications												(52.0)	(6.0)
Other comprehensive income (loss), net of tax												(52.0)	(6.0)
Balance at end of the period			$ (349.0)				$ (297.0)					$ (349.0)	(297.0)	$ (254.0)
Effective income tax rate (as a percent)							21.00%				35.00%	35.00%
Foreign currency translation adjustment | Maximum
Components of and changes in accumulated other comprehensive loss, net of tax
Cumulative foreign currency translation adjustment, taxes												$ 1.0
Foreign currency translation adjustment | ASU 2018-02
Components of and changes in accumulated other comprehensive loss, net of tax
Amounts reclassified from accumulated other comprehensive loss to retained earnings							$ (37.0)						(37.0)
Unrealized gain on investments
Components of and changes in accumulated other comprehensive loss, net of tax
Balance at beginning of the period	7.0					7.0				2.0	$ 2.0	7.0	2.0
Other comprehensive income (loss) before reclassifications													5.0
Other comprehensive income (loss), net of tax													5.0
Balance at end of the period							7.0						7.0	2.0
Unrealized gain on investments | ASU 2016-01
Components of and changes in accumulated other comprehensive loss, net of tax
Amounts reclassified from accumulated other comprehensive loss to retained earnings			(7.0)									(7.0)
Unrecognized pension cost
Components of and changes in accumulated other comprehensive loss, net of tax
Balance at beginning of the period	$ (64.0)					$ (64.0)				$ (52.0)	$ (52.0)	(64.0)	(52.0)
Other comprehensive income (loss) before reclassifications												(1.0)	(8.0)
Amounts reclassified from accumulated other comprehensive loss to net earnings												4.0	4.0
Other comprehensive income (loss), net of tax												3.0	(4.0)
Balance at end of the period			(61.0)				(64.0)					(61.0)	(64.0)	$ (52.0)
Unrecognized pension cost | ASU 2018-02
Components of and changes in accumulated other comprehensive loss, net of tax
Amounts reclassified from accumulated other comprehensive loss to retained earnings							(8.0)						(8.0)
Accumulated Other Comprehensive Loss | ASU 2016-01
Components of and changes in accumulated other comprehensive loss, net of tax
Amounts reclassified from accumulated other comprehensive loss to retained earnings			(7.0)									(7.0)
Accumulated Other Comprehensive Loss | ASU 2018-02
Components of and changes in accumulated other comprehensive loss, net of tax
Amounts reclassified from accumulated other comprehensive loss to retained earnings							(45.0)						(45.0)
Retained Earnings
Components of and changes in accumulated other comprehensive loss, net of tax
Repurchase of common stock												5.0
Retained Earnings | ASU 2016-01
Components of and changes in accumulated other comprehensive loss, net of tax
Amounts reclassified from accumulated other comprehensive loss to retained earnings			7.0									$ 7.0
Retained Earnings | ASU 2018-02
Components of and changes in accumulated other comprehensive loss, net of tax
Amounts reclassified from accumulated other comprehensive loss to retained earnings							45.0						45.0
Retained Earnings | ASU 2018-02 | Reclassification out of Accumulated Other Comprehensive Income
Components of and changes in accumulated other comprehensive loss, net of tax
Amounts reclassified from accumulated other comprehensive loss to retained earnings							$ 45.0						45.0
All components of AOCL except cumulative foreign currency translation adjustments
Components of and changes in accumulated other comprehensive loss, net of tax
Effective income tax rate (as a percent)							26.00%				39.00%	26.00%		39.00%
Certain subsidiaries
Components of and changes in accumulated other comprehensive loss, net of tax
Cumulative foreign currency translation adjustment, net of related taxes							$ 91.0						91.0
Cumulative foreign currency translation adjustment, taxes												$ 0.0	0.0
Unrecognized pension cost related to employees at certain subsidiaries			$ 23.0				$ 22.0					$ 23.0	$ 22.0